COLUMBIA REAL ESTATE EQUITY FUND
                                  (the "Fund")
              Supplement to the Prospectuses dated January 1, 2006

     The section entitled "MANAGING THE FUND - PORTFOLIO MANAGER" is hereby replaced in its entirety to reflect Mr. Arthur J. Hurley's assumption of the Fund's portfolio management responsibilities:

Arthur J. Hurley, a senior portfolio manager of Columbia Advisors, LLC ("Columbia Advisors"), is the manager for the Fund and has managed the Fund since September, 2006. Mr. Hurley previously served as a senior portfolio manager for Lee Munder Capital Group from December, 2002 to August, 2006. Prior to December, 2002, Mr. Hurley worked for State Street Global Advisors/The Tuckerman Group, first as a REIT analyst and portfolio manager and later as managing director and portfolio manager since October, 1998.


INT-36/113671-0906                                           September 15, 2006

                        COLUMBIA REAL ESTATE EQUITY FUND
                                  (The "Fund")
                               SUPPLEMENT TO THE
                    STATEMENT OF ADDITIONAL INFORMATION
                               DATED JANUARY 1, 2006

Mr. Arthur J. Hurley has replaced Messrs. Robert McConnaughy and David I. Hoffman as portfolio manager of the Fund.

1. The following language as applies to Columbia Real Estate Equity Fund replaces the chart following the heading "Other Accounts Managed By Portfolio Managers" in the section MANAGEMENT:

-------------------------------- -------------------------------- -------------------------------- ------------------------------

                                  Other SEC-registered open-end
                                               and                   Other pooled investment
       Portfolio Manager                closed-end funds                     vehicles                     Other accounts
-------------------------------- -------------------------------- -------------------------------- ------------------------------
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
                                  Number of         Assets         Number of         Assets         Number of        Assets
                                  accounts                         accounts                         accounts
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
Arthur J. Hurley*                     0              N/A               0              N/A               5           $210,666
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------

2. The following language as applies to Columbia Real Estate Equity Fund replaces the chart following the heading "Ownership of Securities" in the section MANAGEMENT:

---------------------------------------------------------------- -------------------------------------------------------------
                                                                          Dollar Range of Equity Securities in the
                       Portfolio Manager                                           Fund Beneficially Owned
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Arthur J. Hurley*                                                                             $0
---------------------------------------------------------------- -------------------------------------------------------------

3. The following language as applies to Columbia Real Estate Equity Fund replaces the chart following the heading "Compensation" in the section
     MANAGEMENT:

-------------------------------- ----------------------------------------- ---------------------------------------------------
       Portfolio Manager                  Performance Benchmark                                Peer Group
-------------------------------- ----------------------------------------- ---------------------------------------------------
-------------------------------- ----------------------------------------- ---------------------------------------------------
Arthur J. Hurley                               NAREIT Index                       Morningstar Specialty - Real Estate
-------------------------------- ----------------------------------------- ---------------------------------------------------

*Information as of August 31, 2006.

INT-50/113566-0906                                           September 15, 2006